UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08234

TIFF Investment Program, Inc
(Exact name of registrant as specified in charter)

590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA		22911
(Address of principal executive offices)		(Zip code)

Richard J. Flannery, President and Principal Executive Officer 590 Peter Jefferson Parkway, Charlottesville, 22911
(Name and address of agent for service)

Registrant's telephone number, including area code:		(434) 817-8200

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2006

Number
of Shares		Value
	Common Stocks — 36.4%

	US Common Stocks — 16.6%

	Aerospace and Defense — 0.2%
7,400	Lockheed Martin Corp.	$636,844
8,200	Northrop Grumman Corp.	558,174
21,500	Raytheon Co.	1,032,215
		2,227,233
	Airlines — 0.1%
55,300	AMR Corp.*	1,279,642
44,400	Northwest Airlines Corp.*	30,636
13,400	US Airways Group, Inc.*	594,022
		1,904,300
	Apparel — 0.0%(h)
2,900	Nike, Inc., Class B	254,098

	Auto Manufacturers and Parts — 0.0%(h)
9,600	Paccar, Inc.	547,392

	Banking — 0.8%
88,200	Bank of America Corp.	4,724,874
8,200	Comerica, Inc.	466,744
13,300	Keycorp	497,952
105,100	Mellon Financial Corp.	4,109,410
9,500	National City Corp.	347,700
2,500	SunTrust Banks, Inc.	193,200
8,000	Wachovia Corp.	446,400
16,400	Wells Fargo & Co.	593,352
		11,379,632
	Beverages, Food and Tobacco — 0.8%
24,300	Altria Group, Inc.	1,860,165
4,400	Coca-Cola Co. (The)	196,592
121,000	ConAgra Foods, Inc.	2,962,080
5,200	General Mills, Inc.	294,320
65,000	H.J. Heinz Co.	2,725,450
59,900	Kroger Co. (The)	1,386,086
9,700	PepsiCo, Inc.	633,022
9,200	Reynolds American, Inc.	570,124
16,800	Safeway, Inc.	509,880
7,900	Sysco Corp.	264,255
		11,401,974
	Biotechnology — 0.1%
10,900	Amgen, Inc.*	779,677

	Building Materials — 0.0%(h)
15,400	MASCO Corp.	422,268

	Chemicals — 0.0%(h)
2,900	PPG Industries, Inc.	194,532
4,000	Rohm & Haas Co.	189,400
		383,932
	Coal — 0.2%
54,000	Consol Energy, Inc.	1,713,420
24,700	Massey Energy Co.	517,218
		2,230,638
	Commercial Services — 0.4%
7,400	Forrester Research, Inc.*	194,694
4,000	Learning Tree International, Inc.*	32,520
3,350	Live Nation, Inc.*	68,407
10,100	McKesson Corp.	532,472
32,700	Moody’s Corp.	2,137,926
33,700	Viad Corp.	1,193,317
19,400	Watson Wyatt Worldwide, Inc.	793,848
		4,953,184
	Computer Software and Processing — 0.0%(h)
4,200	Automatic Data Processing, Inc.	198,828

	Computers — 0.5%
1,600	Computer Sciences Corp.*	78,592
35,200	Dell, Inc.*	803,968

10,600	DST Systems, Inc.*	653,702
14,800	EMC Corp.*	177,304
62,400	Gartner Group, Inc., Class A*	1,097,616
75,700	Hewlett-Packard Co.	2,777,433
5,700	IBM	467,058
262,400	Sun Microsystems, Inc.*	1,304,128
		7,359,801
	Cosmetics and Personal Care — 0.0%(h)
9,100	Estee Lauder Companies, Inc. (The), Class A	367,003
2,900	Procter & Gamble Co.	179,742
		546,745
	Electric Utilities — 0.1%
4,600	American Electric Power Co., Inc.	167,302
3,800	Constellation Energy Group, Inc.	224,960
9,600	Edison International	399,744
4,400	FirstEnergy Corp.	245,784
6,300	PG&E Corp.	262,395
6,600	PPL Corp.	217,140
5,100	TXU Corp.	318,852
		1,836,177
	Electrical Components and Equipment — 0.1%
4,800	Emerson Electric Co.	402,528
45,400	Superior Essex, Inc.*	1,554,950
		1,957,478
	Entertainment and Leisure — 0.0%(h)
5,300	International Game Technology	219,950
2,500	International Speedway Corp., Class A	124,600
		344,550
	Financial Services — 1.4%
59,800	American Express Co.	3,353,584
39,040	Ameriprise Financial, Inc.	1,830,976
112,100	Citigroup, Inc.	5,568,007
14,500	Countrywide Financial Corp.	508,080
46,000	Equity Office Properties Trust - REIT	1,828,960
7,300	Goldman Sachs Group, Inc.	1,234,941
24,800	JPMorgan Chase & Co.	1,164,608
9,600	Lehman Brothers Holdings, Inc.	709,056
10,700	Merrill Lynch & Co., Inc.	836,954
41,500	Morgan Stanley	3,025,765
		20,060,931
	Forest Products and Paper — 0.1%
72,400	Bowater, Inc.	1,489,268

	Healthcare Products — 0.1%
11,400	Johnson & Johnson	740,316

	Healthcare Services — 0.1%
11,500	Aetna, Inc.	454,825
52,700	Sunrise Senior Living, Inc.*	1,574,149
		2,028,974
	Heavy Machinery — 0.0%(h)
7,200	Caterpillar, Inc.	473,760

	Home Builders — 0.0%(h)
57,500	Fleetwood Enterprises, Inc.*	386,975

	Household Products and Wares — 0.2%
59,600	American Greetings Corp., Class A	1,377,952
7,900	Kimberly-Clark Corp.	516,344
30,300	Scotts Miracle-Gro Co. (The)	1,348,047
		3,242,343
	Insurance — 0.4%
11,500	Allstate Corp. (The)	721,395
691	Berkshire Hathaway, Inc., Class B*	2,193,234
12,300	Loews Corp.	466,170
13,400	MBIA, Inc.	823,296
15,500	Mercury General Corp.	768,955
7,900	MGIC Investment Corp.	473,763
8,700	Principal Financial Group	472,236
		5,919,049
	Internet — 0.2%
14,900	Amazon.com, Inc.*	478,588
18,900	Blue Nile, Inc.*	687,015
30,250	Liberty Media Holding Corp., Interactive Series A (Tracking Stock)*@	616,495
27,800	Priceline.com, Inc.*	1,022,762
		2,804,860
	Lodging — 0.2%
25,100	Hilton Hotels Corp.	699,035
24,700	Starwood Hotels & Resorts Worldwide, Inc.	1,412,593

5,940	Wyndham Worldwide Corp.*	166,142
		2,277,770
	Media — 1.0%
57,400	Cablevision Systems Corp.	1,303,554
6,800	CBS Corp., Class A	191,896
97,700	CBS Corp., Class B	2,752,209
42,100	Clear Channel Communications, Inc.	1,214,585
37,400	Comcast Corp., Class A*	1,376,694
5,600	Comcast Corp., Special Class A*	206,360
23,900	DIRECTV Group, Inc. (The)*	470,352
39,100	Discovery Holding Co., Class A*	565,386
15,700	Dow Jones & Co., Inc.	526,578
5,900	EchoStar Communications Corp., Class A*	193,166
62,667	Liberty Global, Inc., Class A*	1,613,049
62,767	Liberty Global, Inc., Class C*	1,572,941
6,050	Liberty Media Holding Corp., Capital Series A (Tracking Stock)*@	505,599
9,700	McGraw-Hill Companies, Inc. (The)	562,891
10,300	News Corp., Class A	202,395
284,900	Primedia, Inc.*	433,048
47,900	Time Warner, Inc.	873,217
6,800	Viacom, Inc., Class A*	253,640
		14,817,560
	Media - Broadcasting and Publishing — 0.0%(h)
51,815	Sun-Times Media Group, Inc., Class A	340,943

	Metals and Mining — 0.7%
211,300	Alcoa, Inc.	5,924,852
37,200	Freeport-McMoRan Copper & Gold, Inc., Class B	1,981,272
48,500	Newmont Mining Corp.	2,073,375
9,800	Nucor Corp.	485,002
		10,464,501
	Miscellaneous Manufacturing — 0.4%
136,800	General Electric Co.	4,829,040
4,600	Honeywell International, Inc.	188,140
8,600	Illinois Tool Works, Inc.	386,140
11,000	Ingersoll-Rand Co. Ltd.	417,780
		5,821,100
	Office and Business Equipment — 0.2%
14,900	Pitney Bowes, Inc.	661,113
129,700	Xerox Corp.*	2,018,132
		2,679,245
	Oil and Gas — 2.3%
61,300	Chevron Corp.	3,975,918
48,824	ConocoPhillips	2,906,493
18,200	Devon Energy Corp.	1,149,330
49,400	EOG Resources, Inc.	3,213,470
111,560	Exxon Mobil Corp.	7,485,676
27,875	GlobalSantaFe Corp.	1,393,471
7,200	Hess Corp.	298,224
7,000	Marathon Oil Corp.	538,300
7,100	Nabors Industries Ltd.*	211,225
26,400	Newfield Exploration Co.*	1,017,456
27,000	Noble Energy, Inc.	1,230,930
4,600	Sunoco, Inc.	286,074
16,300	Transocean, Inc.*	1,193,649
93,600	Valero Energy Corp.	4,817,592
73,466	XTO Energy, Inc.	3,095,123
		32,812,931
	Oil and Gas Services — 0.2%
8,500	Baker Hughes, Inc.	579,700
60,800	Halliburton Co.	1,729,760
		2,309,460
	Pharmaceuticals — 1.4%
8,700	Abbott Laboratories	422,472
9,100	AmerisourceBergen Corp.	411,320
28,300	Bristol-Myers Squibb Co.	705,236
9,100	Cardinal Health, Inc.	598,234
10,100	Caremark Rx, Inc.	572,367
10,500	Forest Laboratories, Inc.*	531,405
112,500	Merck & Co., Inc.	4,713,750
191,700	Pfizer, Inc.	5,436,612
92,300	Schering-Plough Corp.	2,038,907
78,200	Wyeth	3,975,688
		19,405,991
	Pipelines — 0.1%
25,800	Equitable Resources, Inc.	902,484

	Real Estate — 1.4%
32,800	Acadia Realty Trust - REIT	836,400

85,100	American Financial Realty Trust - REIT	949,716
24,300	Apartment Invt & Mgmt Co., Class A - REIT	1,322,163
17,100	BRE Properties, Inc. - REIT	1,021,383
13,000	Camden Property Trust - REIT	988,130
63,600	Digital Realty Trust, Inc. - REIT	1,991,952
7,900	Essex Property Trust Inc. - REIT	959,060
30,700	Forest City Enterprises, Inc., Class A	1,667,010
14,000	Healthcare Realty Trust Inc. - REIT	537,740
15,400	LaSalle Hotel Properties - REIT	667,436
15,900	Mid-America Apartment Communities, Inc. - REIT	973,398
9,100	Nationwide Health Properties, Inc. - REIT	243,334
23,100	Prologis - REIT	1,318,086
5,425	Realogy Corp.*	123,039
21,400	SL Green Realty Corp. - REIT	2,390,380
31,200	Strategic Hotels & Resorts, Inc. - REIT	620,256
48,800	Trizec Properties, Inc. - REIT	1,410,808
37,300	Urstadt Biddle Properties - Class A REIT	677,741
21,094	Ventas, Inc. - REIT	812,963
		19,510,995
	Retail — 0.6%
39,700	99 Cents Only Stores*	469,651
105,700	Blockbuster, Inc., Class B*	373,121
80,200	Costco Wholesale Corp.	3,984,336
8,200	JC Penney Co., Inc.	560,798
9,000	Kohl’s Corp.*	584,280
12,700	Limited Brands, Inc.	336,423
9,900	Nordstrom, Inc.	418,770
13,200	Office Depot, Inc.*	524,040
10,700	TJX Companies, Inc. (The)	299,921
4,100	Yum! Brands, Inc.	213,405
		7,764,745
	Semiconductors — 0.2%
72,580	Agere Systems, Inc.*	1,083,619
18,800	Intel Corp.	386,716
22,500	Texas Instruments, Inc.	748,125
		2,218,460
	Software — 0.7%
8,800	Fiserv, Inc.*	414,392
48,600	IMS Health, Inc.	1,294,704
16,400	Intuit, Inc.*	526,276
214,900	Microsoft Corp.	5,873,217
110,500	Oracle Corp.*	1,960,270
		10,068,859
	Telecommunications — 1.2%
35,000	Alltel Corp.	1,942,500
45,100	American Tower Corp., Class A*	1,646,150
15,900	BellSouth Corp.	679,725
137,200	Cincinnati Bell, Inc.*	661,304
51,700	Cisco Systems, Inc.*	1,189,100
27,700	Crown Castle International Corp.*	976,148
3,479	Embarq Corp.	168,279
119,600	Level 3 Communications, Inc.*	639,860
421,500	Lucent Technologies, Inc.*	986,310
13,700	NII Holdings, Inc., Class B*	851,592
63,600	SBA Communications Corp.*	1,547,388
59,485	Sprint Nextel Corp.	1,020,168
122,100	Verizon Communications, Inc.	4,533,573
		16,842,097
	Telephone Systems — 0.0%(h)
36,187	Windstream Corp.	477,307

	Transportation — 0.2%
8,200	CSX Corp.	269,206
3,900	FedEx Corp.	423,852
50,500	Kansas City Southern*	1,379,155
		2,072,213
	Total US Common Stocks (Cost $198,521,064)	236,661,044

	Foreign Common Stocks — 19.8%

	Australia — 0.9%
375,615	Alumina Ltd.	1,723,274
324,557	Amcor Ltd.	1,799,193
22,857	Australia and New Zealand Banking Group Ltd.	456,882
12,000	Caltex Australia Ltd.	214,268
415,273	Foster’s Group Ltd.	1,991,924
20,000	Iluka Resources Ltd.	105,874
131,961	National Australia Bank Ltd.	3,621,774

22,000	Rinker Group Ltd.	228,353
73,442	Santos Ltd.	616,677
643,536	Telstra Corp. Ltd.	1,780,683
		12,538,902
	Belgium — 0.2%
59,000	Fortis	2,386,678

	Brazil — 0.7%
38,400	Cia Siderurgica Nacional SA - ADR†	1,091,712
245,000	Cia Vale do Rio Doce - ADR†	4,534,950
77,086	Cia Vale do Rio Doce - ADR†	1,661,974
48,000	CPFL Energia SA - ADR†	614,648
32,700	Petroleo Brasileiro SA - ADR†	2,741,241
		10,644,525
	Canada — 3.1%
48,500	Abitibi-Consolidated, Inc. - NYSE Shares	119,795
90,300	Abitibi-Consolidated, Inc.- TSE Shares	224,202
24,000	ACE Aviation Holdings, Inc., Class A*	743,459
22,000	Alcan, Inc.	878,501
32,316	Barrick Gold Corp.	992,748
7,805	BCE, Inc.- NYSE Shares	211,437
19,672	BCE, Inc.- TSE Shares	534,626
1,558	Bell Aliant Regional Communications Income Fund(a)(b)	48,808
47,600	Boardwalk - REIT	1,373,836
584,700	Bombardier, Inc., Class B*	1,829,071
5,900	BPO Properties Ltd.	284,793
9,900	Brookfield Asset Management, Inc., Class A	438,966
49,900	Brookfield Properties Corp.	1,762,468
140,300	Cameco Corp.	5,130,771
5,900	Canadian National Railway Co.	247,446
125,000	Canadian Natural Resources Ltd.	5,707,435
10,300	EnCana Corp. - NYSE Shares	480,907
111,000	EnCana Corp. - TSE Shares	5,174,661
27,300	Fraser Papers, Inc.*	165,418
116,900	Huntingdon Real Estate Investment Trust - REIT	230,520
49,700	Imperial Oil Ltd.	1,669,214
409,900	Nortel Networks Corp.*	936,893
3,800	Novelis, Inc.	97,482
9,200	Onex Corp.	206,323
4,200	Petro-Canada - NYSE Shares	169,386
40,142	Petro-Canada - TSE Shares	1,619,497
58,900	Rogers Communications, Inc., Class B	3,231,140
46,484	Suncor Energy, Inc.	3,341,148
290,100	Talisman Energy, Inc. - TSE Shares	4,742,907
89,487	Western Oil Sands, Inc., Class A*	2,294,024
		44,887,882
	China — 0.2%
18,800	Aluminum Corp. of China Ltd. - ADR†	1,197,936
20,800	China Petroleum & Chemical Corp. - ADR†	1,287,936
1,800,000	China Telecom Corp. Ltd.	650,875
212,000	Tsingtao Brewery Co. Ltd.	285,633
		3,422,380
	Denmark — 0.1%
5,000	Coloplast A/S, Class B	400,604
13,833	Vestas Wind Systems A/S*	367,907
8,800	William Demant Holding*	675,163
		1,443,674
	Finland — 0.2%
23,400	Metso Oyj	858,474
36,000	Sampo Oyj, Class A	748,920
10,300	Tietoenator Oyj	301,863
69,968	UPM-Kymmene Oyj	1,653,044
		3,562,301
	France — 1.2%
29,200	Alcatel SA	355,675
1,285	Arkema - ADR†*	60,570
3,700	Atos Origin SA*	203,440
19,100	AXA SA	702,518
7,370	BNP Paribas	791,184
35,394	Carrefour SA	2,232,450
5,100	Cie de Saint-Gobain	368,993
37,825	France Telecom SA	866,151
4,200	Groupe Danone	588,293
9,721	Renault SA	1,112,468
7,204	Sanofi-Aventis	640,077
180,400	SCOR	438,279
11,903	Societe Generale, Class A	1,889,239
7,900	Thales SA	349,854
44,016	Total SA	2,897,627

51,400	Total SA - ADR†	3,389,316
		16,886,134
	Germany — 0.7%
7,100	BASF AG	567,507
66,363	Bayer AG	3,382,961
8,400	Bayerische Motoren Werke AG	449,014
10,500	DaimlerChrysler AG	523,687
11,200	Deutsche Post AG	293,912
29,806	Deutsche Telekom AG	472,618
5,100	E.ON AG	605,093
7,000	Fresenius Medical Care AG & Co.	908,809
4,400	Garmin Ltd.	214,632
26,928	RWE AG	2,479,042
13,200	Vivacon AG*	322,866
		10,220,141
	Hong Kong — 0.6%
28,500	Asia Satellite Telecommunications Holdings Ltd.	47,164
958,000	First Pacific Co.	449,328
154,000	Henderson Land Development Co.	863,656
360,510	Hong Kong & Shanghai Hotels Ltd. (The)	457,976
67,200	Hong Kong Aircraft Engineering Co. Ltd.	954,591
276,700	Hong Kong Electric Holdings Ltd.	1,292,419
731,000	i-CABLE Communications Ltd.	143,121
1,058,449	New World Development Ltd.	1,822,287
370,000	Next Media Ltd.	201,635
240,000	Silver Grant International Industries Ltd.	56,974
298,000	SmarTone Telecommunications Holdings Ltd.	285,455
150,000	Television Broadcasts Ltd.	808,398
256,000	Wheelock & Co. Ltd.	447,171
		7,830,175
	Indonesia — 0.1%
9,116,708	Bank Pan Indonesia Tbk PT*	467,927
164,000	Gudang Garam Tbk PT	183,984
1,487,000	Indofood Sukses Makmur Tbk PT	200,671
1,516,000	Matahari Putra Prima Tbk PT	136,399
157,000	Semen Gresik Persero Tbk PT	461,140
		1,450,121
	Ireland — 0.0%(h)
62,500	Blackrock International Land plc*	30,093
62,500	Fyffes plc	121,160
134,300	Independent News & Media plc	402,905
		554,158
	Italy — 0.6%
396,669	Banca Intesa SpA	2,603,162
28,500	Banca Monte dei Paschi di Siena	172,229
15,972	Banca Popolare Italiana*	192,640
69,900	Fiat SpA*	1,109,554
23,200	Luxottica Group SpA - ADR†	682,776
4,400	Natuzzi SpA - ADR†*	31,856
5,700	Pirelli & C. Real Estate SpA	336,812
35,300	Saipem SpA	770,827
353,633	UniCredito Italiano SpA - MSE Shares	2,928,175
		8,828,031
	Japan — 1.8%
17,000	Ajinomoto Co., Inc.	183,405
11,000	Alfresa Holdings Corp.	698,805
5,900	Astellas Pharma, Inc.	237,801
38,000	Bank of Fukuoka Ltd. (The)	280,213
32,000	Bank of Yokohama Ltd. (The)	253,026
8,000	Bridgestone Corp.	162,245
42,000	Canon, Inc.	2,199,949
26,000	Chiba Bank Ltd. (The)	232,685
14,000	Dai Nippon Printing Co. Ltd.	216,536
6,500	Daifuku Co. Ltd.	81,696
99	East Japan Railway Co.	694,065
42,000	Ebara Corp.	152,891
11,600	FamilyMart Co. Ltd.	316,759
13,000	Fuji Photo Film Co. Ltd.	475,575
4,600	Fujitsu Frontech Ltd.	35,573
44,000	Hitachi Ltd.	256,570
6,400	Isetan Co. Ltd.	108,346
22	Japan Tobacco, Inc.	85,674
14,000	JS Group Corp.	293,873
22,000	Kao Corp.	586,503
90,000	Kawasaki Heavy Industries Ltd.	299,393
52	KDDI Corp.	325,053
20,000	Kinden Corp.	165,462
43,000	Kirin Brewery Co. Ltd.	572,608
9,000	Matsushita Electric Industrial	191,274

40,114	Matsushita Electric Works Ltd.	425,172
13,000	Mitsubishi Corp.	245,604
19	Mitsubishi UFJ Financial Group, Inc.	243,815
67	Mizuho Financial Group, Inc.	518,843
22,050	Namco Bandai Holdings, Inc.	347,460
32,000	NEC Corp.	176,634
3,000	NGK Insulators Ltd.	42,339
1,600	Nintendo Co. Ltd.	330,602
20,000	Nippon Meat Packers, Inc.	224,439
5,000	Nippon Mining Holdings, Inc.	35,497
33,000	Nippon Oil Corp.	243,774
32,000	Nippon Suisan Kaisha Ltd.	176,502
10,000	Nisshinbo Industries, Inc.	105,869
10,000	Noritake Co. Ltd.	55,901
124	NTT Corp.	609,191
260	NTT DoCoMo, Inc.	400,867
14,000	Onward Kashiyama Co. Ltd.	201,900
3,450	Promise Co. Ltd.	137,772
13,000	Ricoh Co. Ltd.	257,863
3,000	Ryosan Co. Ltd.	77,148
5,000	Sankyo Co. Ltd.	266,710
8,000	Secom Co. Ltd.	397,618
27,000	Sekisui House Ltd.	407,676
11,080	Seven & I Holdings Co. Ltd.	357,571
40,000	Shimizu Corp.	229,408
16,000	Shiseido Co. Ltd.	320,536
25,000	Sompo Japan Insurance, Inc.	328,589
8,000	Sony Corp.	323,555
20,000	Sumitomo Electric Industries Ltd.	269,633
19,000	Sumitomo Forestry Co. Ltd.	197,943
21,000	Sumitomo Metal Mining Co. Ltd.	276,796
69	Sumitomo Mitsui Financial Group, Inc.	723,628
42,000	Sumitomo Trust & Banking Co. Ltd.	441,617
25,000	Taiyo Nippon Sanso Corp.	211,971
31,600	Takeda Pharmaceutical Co. Ltd.	1,975,760
32,000	Tanabe Seiyaku Co. Ltd.	401,875
2,500	TDK Corp.	200,211
14,700	Tokyo Electric Power Co., Inc. (The)	422,799
124,000	Tokyo Gas Co. Ltd.	623,325
3,000	Tokyo Ohka Kogyo Co. Ltd.	80,018
14,200	Toppan Forms Co. Ltd.	179,287
3,000	Toyo Seikan Kaisha Ltd.	57,563
34,200	Toyota Motor Corp.	1,863,130
128	West Japan Railway Co.	546,402
6,000	Yamaha Motor Co. Ltd.	159,627
6,000	Yamatake Corp.	148,372
14,000	Yamato Holdings Co. Ltd.	203,012
		25,577,804
	Malaysia — 0.2%
22,800	British American Tobacco Malaysia Berhad	264,100
427,169	Bumiputra-Commerce Holdings Berhad	769,239
106,000	Carlsberg Brewery Malaysia Berhad	143,679
145,000	Kumpulan Guthrie Berhad	143,832
78,000	Malaysian Airlines System Berhad*	73,846
362,900	Maxis Communications Berhad	876,764
252,000	Multi-Purpose Holdings Berhad*	58,666
239,000	Resorts World Berhad	718,653
121,000	Telekom Malaysia Berhad	300,309
		3,349,088
	Mexico — 0.0%(h)
2,100	America Movil SA de CV, Series L - ADR†	82,677
1,600	Telefonos de Mexico SA de CV, Series L - ADR†	40,928
		123,605
	Netherlands — 1.4%
4,992	Boskalis Westminster NV	323,753
14,175	Heineken NV	646,080
71,540	ING Groep NV	3,136,026
28,686	Mittal Steel Co, NV	999,787
65,139	Mittal Steel Co. NV, Class A	2,262,929
149,978	Reed Elsevier NV	2,495,790
133,372	Royal Dutch Shell plc, Class A	4,387,706
25,100	Royal Dutch Shell plc, Class A - ADR†	1,659,110
28,522	Royal Dutch Shell plc, Class B	970,387
19,222	Royal Dutch Shell plc, Class B - ADR†	1,314,400
40,800	Royal KPN NV	519,183
18,500	Royal Philips	646,736
10,108	Wolters Kluwer NV	262,717
		19,624,604

	New Zealand — 0.1%
586,968	Telecom Corp. of New Zealand Ltd.	1,655,737

	Norway — 0.0%(h)
30,600	DNB NOR ASA	375,096
9,500	Statoil ASA	225,339
		600,435
	Panama — 0.0%(h)
34,600	Bladex	540,452

	Philippines (The) — 0.3%
689,800	ABS-CBN Broadcasting Corp. - PDR*	228,074
198,476	Ayala Corp.	1,876,739
203,900	Banco de Oro Universal Bank*	163,008
57,900	Globe Telecom, Inc.	1,239,615
353,600	Jollibee Foods Corp.	249,934
		3,757,370
	Poland — 0.0%(h)
11,086	Bank Pekao SA	687,741

	Russia — 0.3%
32,800	LUKOIL - ADR†	2,499,360
17,800	Surgutneftegaz OJSC - ADR†	1,148,100
		3,647,460
	Singapore — 0.6%
125,000	Ascendas Real Estate Investment Trust - REIT	169,382
627,000	BIL International Ltd.	572,010
112,800	Capitaland Ltd.	358,966
95,000	Great Eastern Holdings Ltd.	987,931
82,000	Hongkong Land Holdings Ltd.	318,160
132,200	Jardine Matheson Holdings Ltd.	2,419,260
169,500	Jardine Strategic Holdings Ltd. - SSE Shares	1,932,300
546,700	Macquarie International Infra Fund Ltd.	327,372
124,000	Mandarin Oriental International Ltd.	151,280
316,800	Oversea-Chinese Banking Corp.	1,305,135
349,000	United Industrial Corp. Ltd.	358,253
64,000	Yellow Pages Singapore Ltd.	42,357
		8,942,406
	South Africa — 0.8%
128,100	Allan Gray Property Trust	85,485
39,239	Anglo Platinum Ltd.	4,073,195
10,929	City Lodge Hotels Ltd.	74,569
178,517	FirstRand Ltd.	408,799
97,225	Gold Fields Ltd.	1,742,159
58,900	Growthpoint Properties Ltd. (UNIT)	82,669
6,202	Impala Platinum Holdings Ltd.	1,064,848
12,140	JD Group Ltd.	102,323
37,399	Nedbank Group Ltd.	550,348
42,000	New Clicks Holdings Ltd.	54,555
122,000	Redefine Income Fund Ltd. (UNIT)	83,986
210,300	RMB Holdings Ltd.	732,465
91,977	Standard Bank Group Ltd.	927,373
72,336	Sun International Ltd.	921,647
		10,904,421
	South Korea — 0.1%
9,939	Daelim Industrial Co. Ltd.	675,822
430	Hyundai Motor Co.	36,903
730	Kookmin Bank	57,131
460	Korea Electric Power Corp.	17,877
100	POSCO	25,944
80	Samsung Electronics Co. Ltd.	56,322
		869,999
	Spain — 0.8%
6,400	Acciona SA	971,742
38,200	Acerinox SA	735,313
42,000	Banco Popular Espanol SA	687,495
141,434	BSCH SA	2,231,387
44,123	Iberdrola SA	1,970,964
3,900	Prosegur Cia de Seguridad SA	116,886
30,600	Repsol YPF SA - ADR†	912,798
6,137	Sogecable SA*	218,320
185,289	Telefonica SA	3,205,257
8,500	Viscofan SA	131,613
		11,181,775
	Sweden — 0.2%
25,300	Assa Abloy AB	469,614
180,600	Ericsson, Class B	622,293
7,500	Hoganas AB, Class B	198,672
10,800	Svenska Cellulosa AB	494,665
25,200	Svenska Handelsbanken, Class A	680,073
		2,465,317

	Switzerland — 0.3%
8,300	Adecco SA	499,862
16,200	Compagnie Financiere Richemont AG (UNIT)	776,430
290	Geberit AG	352,671
300	Kudelski SA	8,846
12,160	Logitech International SA*	263,708
12,400	Novartis AG	721,279
1,700	Phonak Holding AG	107,379
500	PubliGroupe SA	154,328
4,000	Roche Holding AG	690,052
		3,574,555
	Taiwan — 0.1%
214,412	Asustek Computer, Inc. - GDR	497,436
27,400	Chunghwa Telecom Co. Ltd. - ADR†	474,294
		971,730
	Thailand — 0.3%
589,700	Advanced Info Service PCL	1,419,998
224,000	GMM Grammy PCL	44,307
234,000	Kasikornbank PCL	427,773
76,000	Matichon PCL	24,265
108,000	MBK PCL	156,605
92,700	Siam Cement PCL	628,110
136,100	Siam Cement PCL - NVDR	858,733
255,000	Thanachart Capital PCL	101,091
		3,660,882
	United Kingdom — 3.9%
57,700	Amvescap plc	624,179
20,856	Anglo American plc - JSE Shares	896,890
29,418	Anglo American plc - LSE Shares	1,235,619
54,400	Arriva plc	669,456
89,176	Aviva plc	1,302,978
134,900	BAE Systems plc	995,018
64,400	Barclays plc	809,757
153,973	BG Group plc	1,871,656
133,486	Boots Group plc	1,931,179
362,923	BP plc	3,957,110
57,100	BP plc - ADR†	3,744,618
6,300	British Land Co plc	160,347
57,800	BT Group plc	290,602
10,889	Bunzl plc	135,779
293,800	Cable & Wireless plc	759,482
67,600	Capita Group plc	690,737
11,100	Carnival plc	529,285
79,500	Compass Group plc	398,118
40,200	Devro plc	92,799
41,500	Diageo plc	730,886
121,000	Enodis plc	393,159
23,100	Enterprise Inns plc	454,873
229,200	GKN plc	1,227,807
185,143	GlaxoSmithKline plc	4,917,416
6,600	Hammerson plc	161,899
54,500	Hanson plc	786,576
111,800	Hays plc	301,388
184,573	HBOS plc	3,641,151
1,700	Homeserve plc	52,758
75,600	ICAP plc	729,610
43,600	Informa plc	402,451
34,700	Intertek Group plc	505,010
85,470	Invensys plc*	331,070
165,400	ITV plc	298,645
25,711	Ladbrokes plc	186,628
4,500	Land Securities Group plc	165,280
308,969	Lloyds TSB Group plc	3,110,957
115,033	MyTravel Group plc, Class A*	400,585
83,600	PartyGaming plc	166,909
40,800	Provident Financial plc	475,884
18,100	Reckitt Benckiser plc	747,941
60,400	Reed Elsevier plc	667,902
37,600	Rexam plc	401,128
22,700	Rio Tinto plc	1,074,014
142,000	Sage Group plc	665,725
21,400	Smiths Group plc	358,104
172,200	Stagecoach Group plc	407,769
103,400	Tesco plc	694,769
107,083	Unilever plc	2,632,234
141,663	Vedanta Resources plc	3,069,110
169,837	Vodafone Group plc	387,462
32,400	WPP Group plc	400,299

94,457	Xstrata plc	3,887,272
		55,930,280
	Total Foreign Common Stocks (Cost $191,969,820)	282,720,763
	Total Common Stocks (Cost $390,490,884)	519,381,807

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Asset-Backed Securities — 0.9%
$350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	7.230%	07/25/33	355,678
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	6.830%	12/25/33	302,518
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class M2 (FRN)	6.980%	01/15/34	258,805
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	7.030%	06/25/33	276,181
250,000	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)	6.780%	10/25/32	250,347
800,000	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE4, Class A2C (FRN)	5.600%	10/25/35	801,267
35,764	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	5.610%	04/25/34	35,782
479,909	Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)	5.600%	06/25/35	479,987
12,119	Countrywide Asset-Backed Certificates, Ser. 2005-1, Class 3AV1 (FRN)	5.420%	07/25/35	12,119
795,687	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB8, Class AF1B (STEP)	5.451%	12/25/35	792,131
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF2, Class M2 (FRN)	7.800%	07/25/33	500,802
265,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN)	6.830%	03/25/34	267,045
600,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN)	5.650%	11/25/35	601,483
277,739	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class A1 (FRN)	5.410%	04/25/35	277,767
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, Class A2 (FRN)	5.580%	04/25/35	500,901
13,370	FNMA Whole Loan, Ser. 2001-W1, Class AF5 (STEP)	7.520%	08/25/31	13,325
314,808	JP Morgan Chase Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A1 (FRN)	5.450%	07/25/35	314,866
500,000	JP Morgan Chase Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)	5.590%	07/25/35	502,010
527,484	Lehman Mortgage Trust Ser. 2006-4 4A1	6.000%	08/25/21	534,050
1,039	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE1, Class A2 (FRN)	5.720%	04/25/35	1,039
235,273	Merrill Lynch Mortgage Investors, Inc., Ser. 2005-NCB, Class A1A (VRN)	5.451%	07/25/36	234,218
303,687	Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)	5.870%	12/27/32	304,587
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	6.880%	12/27/33	615,592
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	7.330%	01/25/33	501,434
300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	6.930%	01/25/34	304,581
1,750,000	New Century Home Equity Loan Trust, Ser. 2005-4, Class A2B (FRN)	5.600%	09/25/35	1,752,365
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class MII2 (FRN)	6.680%	12/25/33	251,753
622,373	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	5.630%	10/25/34	623,960
1,000,000	Residential Asset Securities Corp., Ser. 2005-KS8, Class A3 (FRN)	5.590%	08/25/35	1,002,417
236,567	SACO I Trust, Ser. 2005-WM3, Class A1 (FRN)	5.590%	09/25/35	236,636
150,000	Structured Asset Investment Loan Trust, Ser. 2003-BC6, Class M3 (FRN)	7.480%	07/25/33	150,887
	Total Asset-Backed Securities (Cost $13,020,506)			13,056,533

	Mortgage-Backed Securities - Private Issuers — 0.6%
160,445	American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN)	3.280%	04/25/44	155,478
648,279	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN)	4.390%	02/25/45	630,533
777,674	American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN)	5.294%	06/25/45	768,959
491,678	American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2 (FRN)	5.480%	09/25/35	491,679
624,821	Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	3.950%	12/20/34	629,567
211,853	Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN)	6.430%	07/19/44	214,170
466,209	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)	3.740%	11/19/34	464,389
425,351	Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	5.740%	11/19/34	427,414
283,843	Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)	5.670%	06/20/35	284,842
31,200	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	7.610%	08/25/33	31,255
53,839	Impac CMB Trust, Ser. 2003-6, Class M (FRN)	6.220%	07/25/33	53,929
24,122	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	7.800%	08/25/33	24,159
79,441	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	6.630%	09/25/34	79,598
67,897	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	6.730%	11/25/34	67,947
317,433	Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	6.380%	01/25/35	318,205
446,393	MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	5.820%	08/25/29	446,928
1,156,461	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN)	5.650%	10/25/35	1,161,423
671,045	Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN)	5.670%	03/25/35	669,771
1,341,781	Structured Asset Securities Corp., Ser. 2005-RF3, Class A1 (FRN)	5.680%	06/25/35	1,343,547
45,723	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	45,175
778,600	Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	5.690%	01/25/45	781,541
	Total Mortgage-Backed Securities - Private Issuers (Cost $9,089,832)			9,090,509

	Mortgage-Backed Securities - US Government Agency Obligations — 0.8%
82,688	FHLMC Pool #1J1225 (FRN)	2.810%	10/01/35	82,888
631,969	FHLMC Pool #781697 (FRN)	5.570%	07/01/34	625,682
577,108	FHLMC Strip, Ser. 2004-227, Class IO(c)(d)	5.000%	12/01/34	140,760

91,000	FHLMC Strip, Ser. 2005-232, Class IO(c)(d)	5.000%	08/01/35	22,181
94,054	FHLMC Strip, Ser. 2005-233, Class 5(c)(d)	4.500%	09/15/35	22,631
733,176	FHLMC Structured Pass Through Securities, Ser. 2003-57, Class 1A3	7.500%	07/25/43	764,875
72,191	FHLMC, Ser. 2004-2882, Class HI(c)(d)	5.000%	05/15/18	9,230
157,044	FHLMC, Ser. 2005-2934, Class HI(c)(d)	5.000%	02/15/20	29,706
78,484	FHLMC, Ser. 2005-2934, Class KI(c)(d)	5.000%	02/15/20	14,487
82,699	FHLMC, Ser. 2005-2967, Class JI(c)(d)	5.000%	04/15/20	15,736
3,000,000	FNMA (TBA)	5.500%	10/01/21	2,998,125
1,800,000	FNMA (TBA)	5.500%	10/01/36	1,773,000
1,000,000	FNMA (TBA)	6.500%	10/01/36	1,018,125
680,996	FNMA Pool # 831360	5.500%	03/01/21	680,688
85,963	FNMA Pool # 849173 (FRN)	5.488%	01/01/36	86,075
693,752	FNMA Pool # 865792	5.500%	03/01/21	693,438
293,858	FNMA Pool # 891228	5.580%	05/01/36	294,894
254,409	FNMA Strip, Ser. 2005-357, Class 2(c)(d)	5.000%	02/01/35	61,231
1,641,881	FNMA Strip, Ser. 2005-360, Class 2(c)(d)	5.000%	08/01/35	400,208
94,491	FNMA Strip, Ser. 2005-365, Class 4(c)(d)	5.000%	12/01/35	22,735
802,446	FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	828,755
334,222	FNMA, Ser. 2006-10, Class FD (FRN)	5.674%	03/25/36	332,839
120,474	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	120,326
	Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $11,054,434)			11,038,615

	US Treasury Securities — 12.5%
76,882,500	US Treasury Inflation-Indexed Note†††	2.000%	01/15/16	75,116,586
73,343,816	US Treasury Inflation-Indexed Note††	2.500%	07/15/16	74,810,692
27,522,000	US Treasury Note	4.875%	08/15/16	28,042,331
	Total US Treasury Securities (Cost $176,575,737)			177,969,609

	Convertible Bond — 0.0%(h)
332,000	Dundee - REIT (Cost $317,739)	5.700%	03/31/15	339,246

Number of
Shares		Value
	Commingled Investment Vehicles — 21.1%

	Exchange Traded Funds — 2.0%
202,800	iShares MSCI EAFE Index Fund	13,733,616
144,900	iShares MSCI Emerging Markets Index Fund	14,021,973
40,000	iShares MSCI South Korea Index Fund	1,878,800
		29,634,389
	Private Investment Funds — 19.1%
	Convexity Capital Offshore, LP*(a)(b)(c)(e)	42,780,140
	Farallon Capital Institutional Partners, LP*(a)(b)(c)(e)	35,682,511
	Freeman Fair Value Fund I, LP*(a)(b)(e)(f)	56,743,549
73,389	Lansdowne UK Equity Fund Ltd.*(a)(b)(c)(e)	15,988,675
	Lone Cascade, LP*(a)(b)(c)(e)	4,832,384
	Lone Picea, LP, Class B*(a)(b)(c)(e)	1,673,324
	Lone Picea, LP, Class D*(a)(b)(c)(e)	2,771,011
	Lone Redwood, LP*(a)(b)(c)(e)	12,749,119
184,771	Maverick Fund USA, Ltd.*(a)(b)(c)(e)	19,636,860
36,437	Maverick Fund USA, Ltd., Class C*(a)(b)(c)(e)	3,839,834
	OZ Domestic Partners, LP*(a)(b)(c)(e)	13,812,169
45,152	Regiment Capital Ltd.*(a)(b)(c)(e)	7,507,653
153,727	Tosca*(a)(b)(c)(e)	15,960,753
	Value Realization Fund, LP (The)*(a)(b)(e)(g)	38,527,447
		272,505,429
	Total Commingled Investment Vehicles (Cost $231,891,164)	302,139,818

	Preferred Stocks — 0.1%
5,456	Anglo Platinum Ltd. (South Africa)	204,385
33,868	Cia Vale do Rio Doce (Brazil)	629,000
14,200	Hyundai Motor Co. Ltd (South Korea)	742,913
	Total Preferred Stocks (Cost $1,183,933)	1,576,298

Number of
Contracts
	Purchased Options — 0.0%(h)
6	IMM Eurodollar 1 Year Mid-Curve Option October 2006 Put, Strike 94.375 Expiring 10/13/2006	37
28	IMM Eurodollar 1 Year Mid-Curve Option December 2006 Call, Strike 95.00, Expiring 12/15/2006	19,950
	Total Purchased Options (Cost $22,245)	19,987

Number of
Shares
	Miscellaneous — 0.0%(h)
10,248	Suez SA, Strip VVPR - PSE Shares (France)*(c) (Cost $120)	130

	Warrants — 0.0%(h)
1,823,341	Bank Par Indonesia Tbk-Warrants, Expiring 7/10/2009 (Indonesia)*	34,589
18,100	Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia)*	933
	Total Warrants (Cost $17,053)	35,522

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Short-Term Investments — 29.5%

	US Government Agency Obligations — 0.0%(h)
25,000	FHLMC - Discount Note†† (Cost $24,921)	4.980%	10/23/06	24,405

	Repurchase Agreement — 2.7%
38,001,795	Investors Bank & Trust Company Repurchase Agreement issued 09/29/06 (proceeds at maturity $38,012,942) (Collateralized by a $19,255,011 FNMA Pool #2538 F, 6.53%, due 12/15/32, a $876,711 SBA Pool #504473, 6.00%, due 03/25/24, and a $19,268,976 FNMA Pool #2002-93 FH, 6.33%, due 01/25/33, with a market value, including accrued interest, of $19,441,421, $905,794, and $19,554,669, respectively) (Cost $38,001,795)	3.520%	10/02/06	38,001,795

	US Treasury Securities — 26.8%#
17,800,000	US Treasury Bill	4.952%-4.984%	11/09/06	17,713,759
200,000	US Treasury Bill	5.019%	11/24/06	198,620
102,600,000	US Treasury Bill	5.180%-5.260%	12/21/06	101,515,210
11,000,000	US Treasury Bill	5.235%	12/28/06	10,873,302
74,950,000	US Treasury Bill	5.264%	01/11/07	73,951,216
37,700,000	US Treasury Bill††	5.118%-5.158%	02/01/07	37,087,375
8,000,000	US Treasury Bill	5.219%	02/08/07	7,862,312
40,000,000	US Treasury Bill	5.170%	02/22/07	39,234,960
56,350,000	US Treasury Bill	5.111%	03/01/07	55,218,323
40,000,000	US Treasury Bill	5.099%	03/15/07	39,124,440
	Total US Treasury Securities (Cost $382,437,329)			382,779,517
	Total Short-Term Investments (Cost $420,463,730)			420,805,717

	Total Investments — 101.9% (Cost $1,254,127,692)			1,455,453,791
	Liabilities in Excess of Other Assets — (1.9%)			(27,445,671)
	Net Assets — 100.0%			$1,428,008,120

Number
of Shares		Value
	Short Portfolio — (1.1%)

	Chemicals — (0.0%)(h)
300	NVR, Inc.*	$(160,500)

	Exchange Traded Funds — (0.6%)
159,800	Energy Select Sector SPDR Fund	(8,549,300)

	Home Construction, Furnishings, and Appliances — (0.0%)(h)
4,000	Toll Brothers, Inc.*	(112,320)

	Lodging — (0.0%)(h)
2,900	Vail Resorts Inc.*	(116,058)

	Real Estate — (0.5%)
25,500	Affordable Residential Community - REIT	(247,095)
9,200	Brandywine Realty Trust - REIT	(299,460)
5,800	CBL & Associates Properties - REIT	(243,078)
6,700	Developers Diversified Realty Corp. - REIT	(373,592)
8,100	Duke Realty Corp - REIT	(302,535)
4,700	Eagle Hospitality Properties Trust, Inc. - REIT	(43,710)
12,800	Equity Inns, Inc. - REIT	(203,776)
3,100	Extra Space Storage, Inc. - REIT	(53,661)
4,400	Feldman Mall Properties Inc. - REIT	(48,532)
6,600	General Growth Properties, Inc. - REIT	(314,490)
1,400	Getty Realty Corp. - REIT	(40,992)
8,100	Government Properties Trust - REIT	(73,062)
28,400	HRPT Properties Trust - REIT	(339,380)
13,800	Hersha Hospitality Trust - REIT	(132,480)
9,200	Highland Hospitality Corp. - REIT	(131,836)
4,200	Hospitalities Properties Trust - REIT	(198,240)
55,400	Inland Real Estate Corp. - REIT	(970,608)
5,100	Liberty Property Trust - REIT	(243,729)
7,600	Mack-Cali Realty Corp. - REIT	(393,680)
8,300	National Retail Properties - REIT	(179,280)
5,000	New Plan Excel Realty Trust - REIT	(135,250)
4,800	Pennsylvania Real Estate - REIT	(204,336)
8,300	Post Properties, Inc. - REIT	(394,416)
18,800	Senior Housing Properties Trust - REIT	(401,192)
11,100	United Dominion Realty Trust - REIT	(335,220)
		(6,303,630)
	Total Short Portfolio (Proceeds $13,454,614)	$(15,241,808)

Number of
Contracts
	Written Options - (0.0%)(h)
6	IMM Eurodollar Option October 2006 Put, Strike 94.50, Expiring 10/13/2006.	$(38)
28	IMM Eurodollar Option December 2006 Call, Strike 95.00, Expiring 12/15/2006.	(16,450)
	Total Written Options (Proceeds $20,018)	$(16,488)

ADR	American Depositary Receipt
EAFE	Europe, Australia, and Far East
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of September 30, 2006.
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IMM	International Money Market
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MSE	Milan Stock Exchange
NVDR	Non-Voting Depositary Receipt
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
PSE	Paris Stock Exchange
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SSE	Singapore Stock Exchange
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TBA	To Be Announced
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of September 30, 2006.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
#	Interest rate represents the yield to maturity at the time of purchase.
*	Non-income producing security.

@

A Tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company . Also known as a “designer stock”.

†	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

††	Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales.

†††	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements.

(a)	Security is valued in good faith under procedures established by the board of directors.

(b)	Restricted security.

(c)	Illiquid security.

(d)	Interest Only security.

(e)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2006. These positions are therefore grouped into their own industy classification.

(f)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

(g)	The TIP board of directors has deemed 10% of The Value Realization Fund, LP as illiquid.

(h)	Rounds to less than 0.1% or (0.1%).

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2006

Number of
Shares		Value
	Common Stocks — 74.5%

	Australia — 4.1%
94,000	Alumina Ltd.	$431,260
197,420	Amcor Ltd.	1,094,404
36,568	Australia and New Zealand Banking Group Ltd.	730,948
43,300	Caltex Australia Ltd.	773,151
86,675	Coles Myer Ltd.	929,731
381,152	Foster’s Group Ltd.	1,828,257
77,044	National Australia Bank Ltd.	2,114,534
112,965	Santos Ltd.	948,544
475,967	Telstra Corp. Ltd.	1,317,014
29,460	Wesfarmers Ltd.	767,068
		10,934,911
	Belgium — 0.7%
44,680	Fortis	1,807,403

	Brazil — 0.2%
32,800	CPFL Energia SA	420,009

	Canada — 1.6%
49,000	Abitibi-Consolidated Inc.	121,660
9,900	ACE Aviation Holdings, Inc., Class A*	306,677
7,500	Alcan, Inc.	299,489
7,137	BCE, Inc.- TSE Shares	193,962
565	Bell Aliant Regional Communications Income Fund(a)(b)	17,700
335,900	Bombardier, Inc., Class B*	1,050,770
10,800	Fraser Papers, Inc.*	65,440
23,916	Imperial Oil Ltd.	803,238
69,620	Nortel Networks Corp.*	159,128
1,500	Novelis, Inc.	38,480
5,300	Onex Corp.	118,860
20,800	Rogers Communications, Inc., Class B	1,141,003
		4,316,407
	China — 0.4%
402,000	China Shipping Development Co. Ltd.	383,770
1,586,000	China Telecom Corp. Ltd.	573,493
145,000	Tsingtao Brewery Co. Ltd.	195,362
		1,152,625
	Denmark — 0.6%
5,200	Coloplast A/S, Class B	416,628
16,866	Vestas Wind Systems A/S*	448,574
10,800	William Demant Holding*	828,609
		1,693,811
	Finland — 1.3%
28,400	Metso Oyj	1,041,909
42,800	Sampo Oyj, Class A	890,383
12,220	Tietoenator Oyj	358,133
51,568	UPM-Kymmene Oyj	1,218,330
		3,508,755
	France — 6.3%
36,000	Alcatel SA	438,503
4,400	Atos Origin SA*	241,929
23,900	AXA SA	879,066
8,698	BNP Paribas	933,747
30,495	Carrefour SA	1,923,449

29,481	Cie de Saint-Gobain	2,132,999
58,071	France Telecom SA	1,329,762
4,800	Groupe Danone	672,335
19,508	Renault SA	2,232,490
9,076	Sanofi-Aventis	806,404
201,820	SCOR	490,319
13,471	Societe Generale, Class A	2,138,111
10,000	Thales SA	442,854
34,681	Total SA	2,283,092
		16,945,060
	Germany — 3.2%
9,100	BASF AG	727,369
40,153	Bayer AG	2,046,864
10,200	Bayerische Motoren Werke AG	545,231
13,200	DaimlerChrysler AG	658,349
13,600	Deutsche Post AG	356,894
14,656	Deutsche Telekom AG	232,392
6,100	E.ON AG	723,739
3,400	Fresenius Medical Care AG & Co.	441,421
15,780	Fresenius Medical Care AG & Co. - ADR†	682,012
24,613	RWE AG	2,265,919
		8,680,190
	Hong Kong — 2.4%
20,500	Asia Satellite Telecommunications Holdings Ltd.	33,925
684,000	First Pacific Co.	320,815
108,000	Henderson Land Development Co.	605,681
220,824	Hong Kong & Shanghai Hotels Ltd. (The)	280,525
48,600	Hong Kong Aircraft Engineering Co. Ltd.	690,374
241,000	Hong Kong Electric Holdings Ltd.	1,125,670
491,000	i-CABLE Communications Ltd.	96,132
735,907	New World Development Ltd.	1,266,980
300,000	Next Media Ltd.	163,488
164,000	Silver Grant International Ltd.	38,932
202,478	SmarTone Telecommunications Holdings Ltd.	193,954
89,000	Television Broadcasts Ltd.	479,649
286,571	Wharf Holdings Ltd.	981,742
155,000	Wheelock & Co. Ltd.	270,748
		6,548,615
	Indonesia — 0.4%
6,334,902	Bank Pan Indonesia Tbk PT*	325,147
5,572	Bank Permata Tbk PT*(c)	465
343,000	Citra Marga Nusaphala Persada Tbk PT	31,227
114,000	Gudang Garam Tbk PT	127,891
1,067,000	Indofood Sukses Makmur Tbk PT	143,992
1,059,500	Matahari Putra Prima Tbk PT	95,327
415,000	Mulia Industrindo Tbk PT*	8,322
109,000	Semen Gresik Persero Tbk PT	320,154
		1,052,525
	Ireland — 0.3%
72,300	Blackrock International Land plc*	34,812
78,300	Fyffes plc	151,789
162,440	Independent News & Media plc	487,326
		673,927
	Italy — 3.3%
389,191	Banca Intesa SpA	2,554,087
35,200	Banca Monte dei Paschi di Siena SpA	212,718
19,723	Banca Popolare Italiana*	237,881
90,600	Fiat SpA*	1,438,135
28,400	Luxottica Group SpA - ADR†	835,812
6,600	Natuzzi SpA - ADR*†	47,784
45,600	Saipem SpA	995,743
296,390	UniCredito Italiano SpA - MSE Shares	2,454,188
		8,776,348

	Japan — 14.3%
23,000	Ajinomoto Co., Inc.	248,137
4,400	Alfresa Holdings Corp.	279,522
8,000	Astellas Pharma, Inc.	322,442
47,000	Bank of Fukuoka Ltd. (The)	346,579
43,000	Bank of Yokohama Ltd. (The)	340,004
10,000	Bridgestone Corp.	202,807
48,750	Canon, Inc.	2,553,513
31,000	Chiba Bank Ltd. (The)	277,432
25,000	Dai Nippon Printing Co. Ltd.	386,672
27,000	Dai-Dan Co. Ltd.	150,828
7,000	Daifuku Co. Ltd.	87,980
122	East Japan Railway Co.	855,313
56,000	Ebara Corp.	203,855
18,000	FamilyMart Co. Ltd.	491,523
17,000	Fuji Photo Film Co. Ltd.	621,906
8,500	Fujitsu Frontech Ltd.	65,733
183,000	Hitachi Ltd.	1,067,100
10,000	Inabata & Co. Ltd.	73,989
9,000	Isetan Co. Ltd.	152,362
30	Japan Tobacco, Inc.	116,829
19,000	JS Group Corp.	398,828
69,000	Kao Corp.	1,839,488
136,000	Kawasaki Heavy Industries Ltd.	452,416
309	KDDI Corp.	1,931,568
18,000	Kinden Corp.	148,916
56,000	Kirin Brewery Co. Ltd.	745,722
12,000	Matsushita Electric Industrial	255,032
42,772	Matsushita Electric Works Ltd.	453,344
18,500	Millea Holdings, Inc.	663,662
17,000	Mitsubishi Corp.	321,175
26	Mitsubishi UFJ Financial Group, Inc.	333,641
90	Mizuho Financial Group, Inc.	696,954
30,000	Namco Bandai Holdings, Inc.	472,735
53,000	NEC Corp.	292,549
5,000	NGK Insulators Ltd.	70,566
2,200	Nintendo Co. Ltd.	454,578
27,000	Nippon Meat Packers, Inc.	302,993
7,000	Nippon Mining Holdings, Inc.	49,695
43,000	Nippon Oil Corp.	317,645
58,000	Nippon Suisan Kaisha Ltd.	319,910
18,000	Nisshinbo Industries, Inc.	190,565
14,000	Noritake Co. Ltd.	78,262
169	NTT Corp.	830,268
350	NTT DoCoMo, Inc.	539,628
20,000	Onward Kashiyama Co. Ltd.	288,429
4,650	Promise Co. Ltd.	185,693
18,000	Ricoh Co. Ltd.	357,040
8,000	Ryosan Co. Ltd.	205,727
6,400	Sankyo Co. Ltd.	341,389
9,000	Sankyo Seiko Co. Ltd.	38,931
11,500	Secom Co. Ltd.	571,576
34,000	Sekisui House Ltd.	513,370
14,360	Seven & I Holdings Co. Ltd.	463,422
32,000	Shimizu Corp.	183,526
19,000	Shiseido Co. Ltd.	380,636
31,000	Sompo Japan Insurance, Inc.	407,450
10,600	Sony Corp.	428,711
27,000	Sumitomo Electric Industries Ltd.	364,005
38,000	Sumitomo Forestry Co. Ltd.	395,887
28,000	Sumitomo Metal Mining Co. Ltd.	369,061
92	Sumitomo Mitsui Financial Group, Inc.	964,837
59,000	Sumitomo Trust & Banking Co. Ltd.	620,367

10,000	Sumitomo Wiring Systems Ltd.	187,476
74,000	Taiyo Nippon Sanso Corp.	627,433
43,700	Takeda Pharmaceutical Co. Ltd.	2,732,301
30,000	Tanabe Seiyaku Co. Ltd.	376,757
3,300	TDK Corp.	264,278
19,800	Tokyo Electric Power Co., Inc. (The)	569,484
154,000	Tokyo Gas Co. Ltd.	774,129
8,900	Tokyo Ohka Kogyo Co. Ltd.	237,386
18,700	Toppan Forms Co. Ltd.	236,103
11,000	Toyo Seikan Kaisha Ltd.	211,065
45,100	Toyota Motor Corp.	2,456,934
301	West Japan Railway Co.	1,284,898
6,000	Yamaha Motor Co. Ltd.	159,627
9,500	Yamatake Corp.	234,922
19,000	Yamato Holdings Co. Ltd.	275,516
		38,713,032
	Malaysia — 1.0%
19,000	British American Tobacco Malaysia Berhad	220,083
270,599	Bumiputra-Commerce Holdings Berhad	487,290
78,000	Carlsberg Brewery Malaysia Berhad	105,726
101,000	Kumpulan Guthrie Berhad	100,186
54,000	Malaysian Airlines System Berhad*	51,124
175,700	Maxis Communications Berhad	424,490
245,200	MISC Berhad	570,950
204,000	Multi-Purpose Holdings Berhad*	47,492
169,000	Resorts World Berhad	508,169
82,000	Telekom Malaysia Berhad	203,515
		2,719,025
	Mexico — 0.2%
2,400	America Movil SA de CV, Series L - ADR†	94,488
21,900	Grupo Televisa SA - ADR†	465,594
1,600	Telefonos de Mexico SA de CV, Series L - ADR†	40,928
		601,010
	Netherlands — 4.6%
6,180	Boskalis Westminster NV	400,800
18,450	Heineken NV	840,930
53,566	ING Groep NV	2,348,118
33,195	Mittal Steel Co, NV	1,156,938
87,502	Reed Elsevier NV	1,456,124
100,015	Royal Dutch Shell plc, Class A	3,290,319
36,491	Royal Dutch Shell plc, Class B	1,241,511
49,450	Royal KPN NV	629,254
23,782	Royal Philips	831,387
11,219	Wolters Kluwer NV	291,593
		12,486,974
	New Zealand — 0.4%
164,038	PGG Wrightson Ltd.	177,726
342,482	Telecom Corp. of New Zealand Ltd.	966,084
		1,143,810
	Norway — 0.3%
37,100	DNB NOR ASA	454,773
11,400	Statoil ASA	270,407
		725,180
	Panama — 0.2%
33,100	Bladex	517,022

	Philippines (The) — 1.0%
496,700	ABS-CBN Broadcasting Corp. - PDR*	164,227
142,640	Ayala Corp.	1,348,768
147,100	Banco de Oro Universal Bank*	117,599
41,250	Globe Telecom, Inc.	883,145
252,000	Jollibee Foods Corp.	178,121
		2,691,860

	Poland — 0.1%
4,851	Bank Pekao SA	300,941

	Russia — 0.1%
4,300	LUKOIL - ADR†	327,660

	Singapore — 2.1%
433,000	BIL International Ltd.	395,025
54,000	Great Eastern Holdings Ltd.	561,561
115,020	Jardine Matheson Holdings Ltd.	2,104,866
122,312	Jardine Strategic Holdings Ltd. - LSE Shares	1,382,126
1,000	Jardine Strategic Holdings Ltd. - SSE Shares	11,400
88,881	Mandarin Oriental International Ltd.	108,435
196,000	Oversea-Chinese Banking Corp.	807,470
240,000	United Industrial Corp. Ltd.	246,363
46,000	Yellow Pages Singapore Ltd.	30,444
		5,647,690
	South Africa — 1.2%
3,900	Anglo Platinum Ltd.	404,839
7,408	City Lodge Hotels Ltd.	50,545
146,916	FirstRand Ltd.	336,433
6,886	Gold Fields Ltd.	123,389
9,926	JD Group Ltd.	83,662
30,044	Nedbank Group Ltd.	442,115
33,000	New Clicks Holdings Ltd.	42,865
165,000	RMB Holdings Ltd.	574,687
56,660	Standard Bank Group Ltd.	571,283
49,038	Sun International Ltd.	624,803
		3,254,621
	South Korea — 0.4%
5,443	Daelim Industrial Co., Ltd.	370,107
950	Hyundai Motor Co.	81,530
1,200	Kookmin Bank	93,914
950	Korea Electric Power Corp.	36,919
11,070	Korea Gas Corp.	441,805
200	POSCO	51,888
170	Samsung Electronics Co. Ltd.	119,685
		1,195,848
	Spain — 4.1%
8,200	Acciona SA	1,245,045
46,300	Acerinox SA	891,231
52,500	Banco Popular Espanol SA	859,368
153,205	BSCH SA	2,417,097
39,342	Iberdrola SA	1,757,398
4,900	Prosegur Cia de Seguridad SA	146,857
7,441	Sogecable SA*	264,709
186,709	Telefonica SA	3,229,821
9,950	Viscofan SA	154,065
		10,965,591
	Sweden — 1.1%
30,700	Assa Abloy AB	569,848
227,820	Ericsson, Class B	784,999
8,900	Hoganas AB, Class B	235,757
13,300	Svenska Cellulosa AB	609,170
30,600	Svenska Handelsbanken, Class A	825,803
		3,025,577
	Switzerland — 1.6%
10,300	Adecco SA	620,311
19,700	Compagnie Financiere Richemont AG (UNIT)	944,177
400	Geberit AG	486,443
400	Kudelski SA	11,794
16,000	Logitech International SA*	346,985
15,180	Novartis AG	882,985

2,100	Phonak Holding AG	132,645
510	PubliGroupe SA	157,414
4,900	Roche Holding AG	845,314
		4,428,068
	Taiwan — 0.4%
249,532	Asustek Computer, Inc. - GDR	578,914
28,254	Chunghwa Telecom Co., Ltd. - ADR†	489,077
		1,067,991
	Thailand — 1.1%
411,200	Advanced Info Service PCL	990,170
132,000	GMM Grammy PCL	26,165
163,000	Kasikornbank PCL	297,979
330,000	Matichon PCL	105,361
89,000	MBK PCL	129,054
240,000	Post Publishing PCL	51,723
64,000	Siam Cement PCL	433,647
94,800	Siam Cement PCL - NVDR	598,148
388,339	Thai Union Frozen Products PCL - NVDR	245,282
178,000	Thanachart Capital PCL	70,565
		2,948,094
	Turkey — 0.1%
67,429	Akbank T.A.S.	344,079

	United Kingdom — 15.3%
70,100	Amvescap plc	758,317
27,462	Anglo American plc - ADR	579,448
65,782	Arriva plc	809,525
55,611	Aviva plc	812,549
170,000	BAE Systems plc	1,253,915
78,200	Barclays plc	983,276
147,669	BG Group plc	1,795,026
103,069	Boots Group plc	1,491,128
270,499	BP plc	2,949,370
60,000	BT Group plc	301,663
13,767	Bunzl plc	171,666
319,300	Cable & Wireless plc	825,400
90,450	Capita Group plc	924,218
13,856	Carnival plc	660,701
140,352	Compass Group plc	702,851
53,300	Devro plc	123,039
52,404	Diageo plc	922,924
146,400	Enodis plc	475,690
27,300	Enterprise Inns plc	537,577
139,199	GKN plc	745,678
120,263	GlaxoSmithKline plc	3,194,197
67,850	Hanson plc	979,251
137,800	Hays plc	371,478
122,519	HBOS plc	2,416,985
2,100	Homeserve plc	65,172
91,700	ICAP plc	884,990
54,100	Informa plc	499,372
41,800	Intertek Group plc	608,341
108,976	Invensys Plc*	422,121
196,000	ITV plc	353,896
30,470	Ladbrokes plc	221,172
177,204	Lloyds TSB Group plc	1,784,237
138,833	MyTravel Group plc, Class A*	483,465
104,500	PartyGaming plc	208,637
41,102	Provident Financial plc	479,407
22,660	Reckitt Benckiser plc	936,373
75,700	Reed Elsevier plc	837,090
45,700	Rexam plc	487,541
28,500	Rio Tinto plc	1,348,432

56,578	Royal Bank of Scotland Group plc	1,941,446
168,300	Sage Group plc	789,025
25,950	Smiths Group plc	434,243
209,015	Stagecoach Group plc	494,947
118,100	Tesco plc	793,542
37,500	TI Automotive Ltd., Class A*(a)(c)	1
64,828	Unilever plc	1,593,553
188,387	Vodafone Group plc	429,782
38,400	WPP Group plc	474,428
		41,357,085
	United States — 0.1%
5,800	NII Holdings, Inc., Class B*	360,528
	Total Common Stocks (Cost $135,001,602)	201,332,272

	Commingled Investment Vehicles — 15.3%

	Exchange Traded Funds — 4.0%
38,700	iShares MSCI EAFE Index Fund	2,620,764
64,800	iShares MSCI Emerging Markets Index Fund	6,270,696
40,000	iShares MSCI South Korea Index Fund	1,878,800
		10,770,260
	Private Investment Funds — 11.3%
	Convexity Capital Offshore Ltd. LP*(a)(b)(c)(d)	12,021,232
54,038	Lansdowne UK Equity Fund Ltd.*(a)(b)(c)(d)	11,629,503
65,654	Tosca*(a)(b)(c)(d)	6,816,500
		30,467,235
	Total Commingled Investment Vehicles (Cost $31,543,146)	41,237,495

	Preferred Stocks — 0.3%
7,780	Hyundai Motor Co. Ltd (South Korea)	407,032
26,620	Cia Vale Do Rio Doce (Brazil)	494,389

	Total Preferred Stocks (Cost $629,706)	901,421

	Miscellaneous — 0.0%(e)
6,948	Suez SA, Strip VVPR - PSE Shares (France)* (Cost $81)	88

	Warrants — 0.0%(e)
1,266,980	Bank Par Indonesia Tbk PT-Warrants, Expiring 7/10/2009 (Indonesia)	24,035
20,400	Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia)*	1,051

	Total Warrants (Cost $12,066)	25,086

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Short-Term Investments — 9.7%

	Repurchase Agreement — 4.9%
$13,084,455	Investors Bank & Trust Company Repurchase Agreement issued 09/29/06 (proceeds at maturity $13,088,293) (Collateralized by a $3,007,032 SBA Pool #505710, 9.50%, due 09/25/15 and a $10,639,283 SBA Pool #726268, 6.13%, due 07/01/33, with a market value, including accrued interest, of $3,232,835 and $10,505,843, respectively) (Cost $13,084,455)	3.520%	10/02/06	13,084,455

	US Treasury Securities — 4.8% #
2,000,000	US Treasury Bill	4.984%	11/09/06	1,990,576
300,000	US Treasury Bill	5.020%	11/24/06	297,970
1,000,000	US Treasury Bill	5.099%	03/15/07	978,247
4,200,000	US Treasury Bill	5.111%	03/01/07	4,116,247
2,000,000	US Treasury Bill	5.170%	02/22/07	1,962,004
3,700,000	US Treasury Bill††	5.219%	02/08/07	3,636,834
	Total US Treasury Securities (Cost $12,971,397)			12,981,878
	Total Short-Term Investments (Cost $26,055,852)			26,066,333

	Total Investments — 99.8% (Cost $193,242,453)			269,562,695
	Other Assets in Excess of Liabilities — 0.2%			622,426
	Net Assets — 100.0%			$270,185,121

ADR	American Depositary Receipt
EAFE	Europe, Australia, and Far East
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MSE	Milan Stock Exchange
NVDR	Non-Voting Depositary Receipt
PDR	Philippine Depositary Receipt
PSE	Paris Stock Exchange
SBA	Small Business Administration
SSE	Singapore Stock Exchange
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

#	Interest rate represents the yield to maturity at the time of purchase.

*	Non-income producing security.

†	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

††	Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales.

(a)	Security is valued in good faith under procedures established by the board of directors.

(b)	Restricted security.

(c)	Illiquid security.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2006. These positions are therefore grouped into their own industy classification.

(e)	Rounds to less than 0.1% or (0.1%).

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2006

Number of
Shares		Value
	Common Stocks — 66.7%

	Aerospace and Defense — 1.6%
61,500	AAR Corp.*	$1,466,160
7,700	Lockheed Martin Corp.	662,662
7,900	Northrop Grumman Corp.	537,753
7,700	Raytheon Co.	369,677
3,200	United Technologies Corp.	202,720
		3,238,972
	Apparel — 0.1%
2,600	Nike, Inc., Class B	227,812

	Auto Manufacturers and Parts — 0.5%
45,015	Cooper Tire & Rubber Co.	452,851
9,600	Paccar, Inc.	547,392
		1,000,243
	Automotive — 0.5%
44,853	Adesa, Inc.	1,036,553

	Banking — 6.6%
62,000	BankUnited Financial Corp., Class A	1,616,340
7,200	Comerica, Inc.	409,824
31,395	Downey Financial Corp.	2,089,023
13,900	KeyCorp	520,416
11,300	National City Corp.	413,580
69,300	North Valley Bancorp	1,219,680
72,000	People’s Bank Co.	2,851,920
46,187	Prosperity Bancshares, Inc.	1,572,205
64,000	South Financial Group, Inc. (The)	1,665,920
6,800	Wachovia Corp.	379,440
19,000	Wells Fargo & Co.	687,420
		13,425,768
	Beverages, Food and Tobacco — 4.2%
2,300	Altria Group, Inc.	176,065
4,900	Archer-Daniels-Midland Co.	185,612
6,100	Coca-Cola Co. (The)	272,548
4,500	General Mills, Inc.	254,700
4,600	H.J. Heinz Co.	192,878
20,900	Kroger Co. (The)	483,626
38,300	Molson Coors Brewing Co., Class B	2,638,870
5,900	PepsiCo, Inc.	385,034
55,700	Ralcorp Holdings, Inc.*	2,686,411
7,600	Reynolds American, Inc.	470,972
17,800	Safeway, Inc.	540,230
5,700	Sysco Corp.	190,665
		8,477,611
	Biotechnology — 0.3%
8,300	Amgen, Inc.*	593,699

	Building Materials — 0.1%
10,200	MASCO Corp.	279,684

	Chemicals — 0.8%
85,868	Mosaic Co. (The)*	1,451,169
2,700	PPG Industries, Inc.	181,116
		1,632,285

	Commercial Services — 4.7%
96,000	DeVry, Inc.*	2,041,920
47,100	ITT Educational Services, Inc.*	3,122,730
57,500	Live Nation, Inc.*	1,174,150
9,500	McKesson Corp.	500,840
66,800	Preview Systems*(a)	334
49,881	Rent-A-Center, Inc.*	1,461,014
50,200	United Rentals, Inc.*	1,167,150
		9,468,138
	Communications — 0.2%
7,900	Rogers Communications, Inc., Class B	433,473

	Computer Software and Processing — 0.1%
4,000	Automatic Data Processing, Inc.	189,360

	Computers — 0.8%
2,600	Computer Sciences Corp.*	127,712
15,200	EMC Corp.*	182,096
24,200	Hewlett-Packard Co.	887,898
5,500	IBM	450,670
		1,648,376
	Cosmetics and Personal Care — 0.3%
7,300	Estee Lauder Companies, Inc. (The), Class A	294,409
3,200	Procter & Gamble Co.	198,336
		492,745
	Distribution and Wholesale — 0.8%
50,800	Owens & Minor, Inc.	1,670,812

	Electric Utilities — 3.2%
5,000	American Electric Power Co., Inc.	181,850
4,400	Constellation Energy Group, Inc.	260,480
9,500	Edison International	395,580
5,100	PG&E Corp.	212,415
82,000	PNM Resources, Inc.	2,260,740
6,800	PPL Corp.	223,720
197,618	Sierra Pacific Resources*	2,833,842
2,900	TXU Corp.	181,308
		6,549,935
	Electrical Components and Equipment — 0.1%
2,300	Emerson Electric Co.	192,878

	Electronics — 3.5%
145,700	Checkpoint Systems, Inc.*	2,405,507
19,200	Fisher Scientific International, Inc.*	1,502,208
3,900	Garmin Ltd.	190,242
49,000	Rogers Corp.*	3,025,750
		7,123,707
	Entertainment and Leisure — 0.1%
5,400	International Game Technology	224,100

	Environmental Control — 1.7%
17,800	Mine Safety Appliances Co.	634,392
153,981	Nalco Holding Co.*	2,851,728
		3,486,120
	Financial Services — 3.0%
30,000	Citigroup, Inc.	1,490,100
13,900	Countrywide Financial Corp.	487,056
4,800	Goldman Sachs Group, Inc.	812,016
22,000	JPMorgan Chase & Co.	1,033,120
9,800	Lehman Brothers Holdings, Inc.	723,828
9,800	Merrill Lynch & Co., Inc.	766,556
11,100	Morgan Stanley	809,301
		6,121,977

	Healthcare Products — 3.0%
51,000	Cooper Companies, Inc. (The)	2,728,500
8,400	Johnson & Johnson	545,496
269,200	PharmChem, Inc.*(a)	404
113,100	STERIS Corp.	2,721,186
		5,995,586
	Healthcare Providers — 0.1%
2,600	Express Scripts, Inc.*	196,274

	Healthcare Services — 3.9%
13,000	Aetna, Inc.	514,150
67,447	LifePoint Hospitals, Inc.*	2,382,228
40,000	Lincare Holdings, Inc.*	1,385,600
98,600	Odyssey HealthCare, Inc.*	1,398,148
37,000	Universal Health Services, Inc., Class B	2,217,410
		7,897,536
	Heavy Machinery — 0.3%
7,900	Caterpillar, Inc.	519,820

	Household Products and Wares — 0.2%
6,500	Kimberly-Clark Corp.	424,840

	Insurance — 4.4%
10,200	Allstate Corp. (The)	639,846
50,000	Arthur J. Gallagher & Co.	1,333,500
60,000	Brown & Brown, Inc.	1,833,600
42,200	Hilb, Rogal & Hobbs Co.	1,799,830
10,000	Loews Corp.	379,000
63,500	Montpelier Re Holdings Ltd.	1,231,265
41,100	Platinum Underwriters Holdings Ltd. (Bermuda)	1,267,113
9,500	Principal Financial Group	515,660
		8,999,814
	Internet — 0.7%
48,347	Internet Security Systems*	1,342,113

	Media — 2.6%
5,300	Comcast Corp., Special Class A*	195,305
176,036	Cox Radio, Inc., Class A*	2,702,153
24,500	DIRECTV Group, Inc. (The)*	482,160
8,000	EchoStar Communications Corp., Class A*	261,920
9,900	McGraw-Hill Companies, Inc. (The)	574,497
10,400	News Corp., Class A	204,360
43,400	Time Warner, Inc.	791,182
		5,211,577
	Metals and Mining — 0.5%
8,200	Alcoa, Inc.	229,928
5,400	Freeport-McMoRan Copper & Gold, Inc., Class B	287,604
10,000	Nucor Corp.	494,900
35,000	Pacific Rim Mining Corp. - ASE Shares (Canada)*(b)(c)	28,700
		1,041,132
	Miscellaneous Manufacturing — 0.5%
4,700	Honeywell International, Inc.	192,230
10,000	Illinois Tool Works, Inc.	449,000
11,400	Ingersoll-Rand Co. Ltd.	432,972
		1,074,202
	Office and Business Equipment — 0.1%
18,000	Xerox Corp.*	280,080

	Oil and Gas — 2.8%
6,692	ConocoPhillips	398,375
9,600	Encana Corp. - NYSE Shares (Canada)	448,224
30,300	Exxon Mobil Corp.	2,033,130
7,800	Hess Corp.	323,076
7,200	Marathon Oil Corp.	553,680

5,900	Nabors Industries Ltd.*	175,525
5,500	Petro - NYSE Shares (Canada)	221,815
24,000	Stone Energy Corp.*	971,520
4,800	Sunoco, Inc.	298,512
4,200	XTO Energy, Inc.	176,946
		5,600,803
	Pharmaceuticals — 1.9%
5,600	Abbott Laboratories	271,936
9,500	AmerisourceBergen Corp.	429,400
8,700	Cardinal Health, Inc.	571,938
10,800	Caremark Rx, Inc.	612,036
10,200	Forest Laboratories, Inc.*	516,222
50,400	Pfizer, Inc.	1,429,344
		3,830,876
	Real Estate — 0.2%
8,800	Brookfield Asset Managment, Inc., Class A (Canada)	390,192

	Retail — 4.7%
50,000	Applebee’s International, Inc.	1,075,500
110,125	Big Lots, Inc.*	2,181,576
66,300	Geerlings & Wade, Inc.*	67,626
8,400	JC Penney Co., Inc.	574,476
8,400	Kohl’s Corp.*	545,328
9,900	Nordstrom, Inc.	418,770
13,600	Office Depot, Inc.*	539,920
65,000	Ruby Tuesday, Inc.	1,832,350
100,000	Saks, Inc.	1,728,000
3,000	Starbucks Corp.*	102,150
6,800	TJX Companies, Inc. (The)	190,604
4,100	Yum! Brands, Inc.	213,405
		9,469,705
	Semiconductors — 0.7%
11,700	Applied Materials, Inc.	207,441
7,800	Freescale Semiconductor, Inc., Class B*	296,478
11,200	Intel Corp.	230,384
21,100	Texas Instruments, Inc.	701,575
		1,435,878
	Software — 2.2%
9,800	Fiserv, Inc.*	461,482
16,200	Intuit, Inc.*	519,858
55,600	Microsoft Corp.	1,519,548
69,400	MoneyGram International, Inc.	2,016,764
28,553	NexPrise, Inc.*(a)	7,424
		4,525,076
	Telecommunications — 3.5%
265,600	Andrew Corp.*	2,451,488
8,220	BCE, Inc.- NYSE Shares	222,680
14,100	BellSouth Corp.	602,775
47,000	Cisco Systems, Inc.*	1,081,000
94,100	General Communications, Inc., Class A*	1,165,899
20,600	U.S. Cellular Corp.*	1,229,820
7,000	Verizon Communications, Inc.	259,910
		7,013,572
	Transportation — 1.2%
2,800	Burlington Northern Santa Fe Corp.	205,632
4,800	Canadian National Railway Co.	201,312
9,800	CSX Corp.	321,734
41,800	EGL, Inc.*	1,523,192
1,800	FedEx Corp.	195,624
		2,447,494
	Total Common Stocks (Cost $104,851,790)	135,210,818

Private Investment Funds — 26.4%
Adage Capital Partners, LP*(a)(b)(c)(d)	32,837,806
Freeman Fair Value Fund I, LP*(b)(c)(d)(e)	20,454,736
Gotham Partners, LP*(a)(b)(c)(d)	138,066
Total Private Investment Funds (Cost $41,873,486)	53,430,608

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Short-Term Investments — 6.9%

	Repurchase Agreement — 4.7%
9,473,119	Investors Bank & Trust Company Repurchase Agreement issued 09/29/06 (proceeds at maturity $9,475,897) (Collateralized by a $2,258,153 SBA Pool #506103, 9.50%, due 09/25/15 and a $7,009,436 SBA Pool #506775, 7.50%, due 03/25/29, with a market value, including accrued interest, of $2,418,528 and $7,528,246, respectively) (Cost $9,473,119)	3.520%	10/02/06	9,473,119

	US Treasury Securities — 2.2%#
1,500,000	US Treasury Bill†	5.102%	12/28/06	1,482,929
2,000,000	US Treasury Bill†	5.170%	02/22/07	1,962,025
1,000,000	US Treasury Bill	5.099%	03/15/07	978,247
	Total US Treasury Securities (Cost $4,419,606)			4,423,201
	Total Short-Term Investments (Cost $13,892,725)			13,896,320

	Total Investments — 100.0% (Cost $160,618,001)
	Other Assets in Excess of Liabilities — 0.0%(f)			202,537,746
	Net Assets — 100.0%			30,989
				$202,568,735

ASE	American Stock Exchange
NYSE	New York Stock Exchange
SBA	Small Business Administration
#	Interest rate represents the yield to maturity at the time of purchase.

*	Non-income producing security.

†	Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales.

(a)	Illiquid security.

(b)	Security is valued in good faith under procedures established by the board of directors.

(c)	Restricted security.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2006. These positions are therefore grouped into their own industy classification.

(e)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

(f)	Rounds to less than 0.1% or (0.1%).

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2006

Principal		Interest	Maturity
Amount		Rate	Date	Value
	US Treasury Security — 99.1%
$32,613,000	US Treasury Note (Cost $32,982,056)	4.875%	08/15/16	$33,229,582

	Repurchase Agreements — 62.0%
208,029	Investors Bank & Trust Company Repurchase Agreement issued 09/29/06 (proceeds at maturity $208,090) (Collateralized by a $201,147 SBA Pool #507115, 8.11%, due 01/25/30, with a market value, including accrued interest, of $218,431)	3.520%	10/02/06	208,029
14,650,000	Morgan Stanley Repurchase Agreement issued 09/29/06 (proceeds at maturity $14,656,104) (Collateralized by a $10,340,000 US Treasury Note, 3.375%, due 04/15/32, with a market value, including accrued interest, of $14,942,996)	5.000%	10/02/06	14,650,000
5,950,000	Nomura Securities Co. Ltd. Repurchase Agreement issued 09/27/06 (proceeds at maturity $5,955,018) (Collateralized by a $5,005,000 US Treasury Note, 6.375%, due 08/15/27, with a market value, including accrued interest, of $6,074,819)	5.060%	10/03/06	5,950,000
	Total Repurchase Agreements (Cost $20,808,029)			20,808,029

	Total Investments — 161.1% (Cost $53,790,085)			54,037,611
	Liabilities in Excess of Other Assets — (61.1%)			(20,497,969)
	Net Assets — 100.0%			$33,539,642

SBA	Small Business Administration

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2006

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Money Market — 0.7%
$661,000	Investors Bank & Trust Company (Cost $661,000)	5.000%	10/02/06	$661,000

	US Treasury Securities — 96.9% #
1,500,000	US Treasury Bill	4.997%-5.052%	11/24/06	1,489,848
1,500,000	US Treasury Bill	5.266%	12/28/06	1,482,934
2,050,000	US Treasury Bill	5.264%-5.303%	01/11/07	2,022,971
66,300,000	US Treasury Bill	5.193%-5.219%	02/08/07	65,168,154
1,000,000	US Treasury Bill	5.158%	02/22/07	981,012
16,950,000	US Treasury Bill	5.102%-5.111%	03/01/07	16,611,910
8,000,000	US Treasury Bill	5.004%	03/29/07	7,809,946
	Total US Treasury Securities (Cost $95,479,207)			95,566,775

	Total Investments — 97.6% (Cost $96,140,207)			96,227,775
	Other Assets in Excess of Liabilities — 2.4%			2,352,640
	Net Assets — 100.0%			$98,580,415

#    Interest rate represents the yield to maturity at the time of purchase.

Summary of Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts).  Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds’ calculation of the net asset value unless the funds’ valuation committee believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in privately offered commingled investment vehicles (“CIVs”) formed for the purpose of earning returns from alternative investment strategies.  CIV interests held by the funds are generally not securities for which market quotations are readily available.  Rather, such interests generally can be sold back to the CIV only at specified intervals or on specified dates.  The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in CIVs at “fair value.”  In accordance with these procedures, fair value of CIV interests ordinarily is based on the “estimated” value of the CIV, as provided to the fund by the management of the CIV.  Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the CIV if the fund’s interest in the CIV were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.  In the unlikely event that the CIV does not provide a value to the fund on a timely basis, the fund would determine the fair value of that CIV based on the most recent estimated value provided by the management of the CIV, as well as any other relevant information reasonably available at the time the fund values its portfolio.  The fair values of the CIVs are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)             the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii)          purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

Certain funds may engage in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Investment Transactions

For federal income tax purposes, the cost of securities owned, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at September 30, 2006, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$166,340,437	$(10,713,463)	$155,626,974	$1,284,563,629
International Equity	71,868,089	(3,198,646)	68,669,443	200,893,252
US Equity	40,884,792	(4,778,836)	36,105,956	166,431,790
Government Bond	246,576	—	246,576	53,791,035
Short-Term	87,654	(86)	87,568	96,140,207

Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date.  The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest.

Each fund may engage in repurchase and reverse repurchase transactions on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation.  The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment.  TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for it’s portfolio, the fund may dispose of a commitment prior to settlement if the funds’ money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

Appendix A

Open Forward Currency Contracts as of September 30, 2006

(Unaudited)

Contract		US Dollar	Foreign Currency	Unrealized
Amount	Description	Receivable	Payable	Depreciation

	Multi-Asset Fund

	Sell Contracts
£2,804,000	British Pound Sterling settling on 10/31/06	$5,232,881	$(5,239,657)	$(6,776)

	International Equity Fund

	Sell Contracts
£1,423,500	British Pound Sterling settling on 10/31/06	$2,656,564	$(2,660,004)	$(3,440)

Appendix B

Open Futures Contracts as of September 30, 2006

(Unaudited)

				Unrealized
Number of		Cost/	Value at	Appreciation/
Contracts	Type	(Proceeds)	September 30, 2006	(Depreciation)

	Multi-Asset Fund

	Long Financial Futures Contracts
130	December 2006 Canadian Dollar	11,640,600	11,657,100	$16,500
301	December 2006 Topix Index	42,476,509	41,669,718	(806,791)
584	December 2006 S&P 500 Index	193,242,125	196,428,400	3,186,275
246	December 2006 CAC40	15,711,367	16,128,398	417,031
514	December 2006 MSCI Pan Euro	14,362,596	14,663,502	300,906
143	December 2006 TSE 60 Index	16,644,018	16,953,865	309,847
30	December 2006 MIB Index	7,054,971	7,189,236	134,265
333	December 2006 FTSE 100 Index	36,891,885	37,130,893	239,008
86	December 2006 DAX Index	15,960,685	16,217,692	257,007
71	December 2006 Australian Dollar	5,340,265	5,285,240	(55,025)
377	December 2006 Euro FX GLBX	60,188,050	60,032,537	(155,513)
149	December 2006 Swiss Franc	15,082,525	15,011,750	(70,775)
274	December 2006 British Pounds	32,102,006	32,075,125	(26,881)
591	December 2006 Japanese Yen	63,699,750	63,229,612	(470,138)
197	December 2006 10-Year US Treasury Note	20,735,610	21,011,961	276,351
1	December 2006 US Long Bond	111,120	112,406	1,286
82	June 2007 90-Day Eurodollar	19,500,892	19,471,925	(28,967)
				3,524,386
	Short Financial Futures Contracts
3	December 2006 90-Day Eurodollar	(715,964)	(709,987)	5,977
33	December 2006 US 5-Year Note	(3,459,870)	(3,482,015)	(22,145)
12	December 2006 US 2-Year Note	(2,447,983)	(2,454,000)	(6,017)
3	March 2007 90-Day Eurodollar	(714,952)	(711,187)	3,765
3	September 2007 90-Day Eurodollar	(713,039)	(713,437)	(398)
1	December 2007 90-Day Eurodollar	(239,509)	(238,025)	1,484
1	March 2008 90-Day Eurodollar	(239,422)	(238,087)	1,335
86	June 2008 90-Day Eurodollar	(20,453,095)	(20,472,300)	(19,205)
1	September 2008 90-Day Eurodollar	(239,184)	(237,975)	1,209
1	December 2008 90-Day Eurodollar	(239,034)	(237,875)	1,159
1	March 2009 90-Day Eurodollar	(238,947)	(237,800)	1,147
1	June 2009 90-Day Eurodollar	(238,822)	(237,713)	1,109
18	September 2009 90-Day Eurodollar	(4,287,192)	(4,277,250)	9,942
18	December 2009 90-Day Eurodollar	(4,285,342)	(4,275,225)	10,117
17	March 2010 90-Day Eurodollar	(4,046,158)	(4,036,438)	9,720
17	June 2010 90-Day Eurodollar	(4,045,307)	(4,034,950)	10,357
				9,556
				3,533,942
	International Equity Fund

	Long Financial Futures Contracts
77	December 2006 Canadian Dollar	6,895,513	6,904,593	9,080
88	December 2006 Topix Index	12,418,379	12,182,506	(235,873)
102	December 2006 CAC40	6,688,859	6,860,299	171,440
126	December 2006 MSCI Pan Euro	3,594,712	3,668,306	73,594
102	December 2006 TSE 60 Index	12,092,966	12,313,977	221,011
10	December 2006 MIB Index	2,396,793	2,441,167	44,374
40	December 2006 FTSE 100 Index	4,460,167	4,488,877	28,710
33	December 2006 DAX Index	6,223,068	6,321,688	98,620
28	December 2006 Australian Dollar	2,106,020	2,084,320	(21,700)
89	December 2006 Euro FX GLBX	14,208,849	14,172,136	(36,713)
65	December 2006 Swiss Franc	6,579,625	6,548,750	(30,875)
24	December 2006 British Pounds	2,811,744	2,809,500	(2,244)
131	December 2006 Japanese Yen	14,119,799	14,015,361	(104,438)
				214,986

	US Equity Fund

	Long Financial Futures Contracts
255	December 2006 S&P 500 Index	84,280,738	85,769,251	1,488,513

	Short Financial Futures Contracts
51	December 2006 Midcap 400 Index	(19,184,925)	(19,395,300)	(210,375)
70	December 2006 Russell 2000 Index	(25,781,000)	(25,623,500)	157,500
				(52,875)

				1,435,638

Appendix C

Reverse Repurchase Agreements as of September 30, 2006

(Unaudited)

Multi-Asset Fund

	Face	Market
Description	Value	Value
JP Morgan Chase & Co., 4.85%, dated 09/26/06, to be repurchased on 10/04/06, at face value, plus accrued interest	$20,625,000	$20,636,115

JP Morgan Chase & Co., 5.15%, dated 09/27/06, to be repurchased on 10/03/06, at face value, plus accrued interest	6,703,125	6,707,919

Total reverse repurchase agreements		$27,344,034

Government Bond Fund

	Face	Market
Description	Value	Value

JP Morgan Chase & Co., 4.85%, dated 09/27/06, to be repurchased on 10/04/06, at face value, plus accrued interest	$20,625,000	$20,636,115

Appendix D

Restricted Securities as of September 30, 2006

(Unaudited)

The following restricted securities were held by the funds as of September 30, 2006, and were valued in accordance with the Valuation of Investments. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

	Investment	Date of Acquisition	Cost

Multi-Asset Fund	Bell Aliant Regional Communications Income Fund	09/28/06	$46,436
	Convexity Capital Offshore, LP	02/16/06	42,000,000
	Farallon Capital Institutional Partners, LP	04/01/95-11/01/05	17,746,138
	Freeman Fair Value Fund I, LP	09/30/04-07/01/05	50,000,000
	Lansdowne UK Equity Fund Ltd.	06/01/06	16,000,000
	Lone Cascade, LP	01/03/06	4,473,000
	Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000
	Lone Picea, LP, Class B	01/03/05	1,617,000
	Lone Redwood, LP	12/29/98	3,154,356
	Maverick Fund USA Ltd.	12/31/02-09/01/04	20,000,000
	Maverick Fund USA Ltd., Class C	01/03/06	3,643,689
	OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000
	Regiment Capital Ltd.	06/30/03	6,000,000
	Tosca	12/30/03-7/31/04	11,000,000
	Value Realization Fund, LP (The)	12/31/97-04/03/06	23,797,936

International Equity Fund	Bell Aliant Regional Commutations Income Fund	09/28/06	$16,840
	Convexity Capital Offshore, LP	02/16/06	11,000,000
	Lansdowne UK Equity Fund Ltd.	05/31/03	8,000,000
	Tosca	07/01/04	4,700,000

US Equity Fund	Adage Capital Partners, LP	12/31/01-06/30/03	$23,212,671
	Freeman Fair Value Fund I, LP	09/30/04-12/31/04	18,000,000
	Gotham Partners, LP	12/31/96-06/26/97	660,814
	Pacific Rim Mining Corp. – ASE Shares	06/01/04	100,800

At September 30, 2006, the aggregate market value of restricted securities was: Multi-Asset Fund:  $272,554,237 (19.1% of net assets); International Equity Fund: $30,484,935 (11.3% of net assets); US Equity Fund: $53,459,308 (26.4% of net assets).  All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, which the board of directors deemed to be liquid and Multi-Asset Fund’s holdings in The Value Realization Fund, LP, 90% of the value of which the board of directors deemed to be liquid.  The above list does not include other securities available for resale pursuant to Rule 144A under the Securities Act of 1933.  These securities may also be deemed to be restricted.

Appendix E

Written Option Contracts as of September 30, 2006

(Unaudited)

Multi-Asset Fund

	Number of Contracts	Premiums

Outstanding at beginning of period	330	$43,778
Options Written	834	151,313
Options Canceled in Closing Transactions	(1,080)	(162,423)
Options Expired	(50)	(12,650)
Options Exercised	0	0
Outstanding at end of period	34	$20,018

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) were effective based on their evaluation of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days prior to the filing date of this project.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:		/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	11/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:		/s/ Richard J. Flannery
Richard J.Flannery, President and Principal Executive Officer
Date	11/29/06

By:		/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer
Date	11/29/06